Income taxes	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Income taxes

7.	Income taxes

a) Income tax reconciliation

Income tax expense is recognized based on the estimate of the weighted average effective tax rate expected for the full year, adjusted for the tax effect of certain items that are recognized in full on the interim tax calculation. Therefore, the effective tax rate in the interim financial statements may differ from management’s estimate of the effective tax rate for the year.

The reconciliation of the taxes calculated according to the nominal tax rates and the amount of taxes recorded is shown below:

		Three-month period ended June 30,		Six-month period ended June 30,
	Notes	2023	2022	2023	2022
Income before income taxes		2,720	5,056	5,016	11,625
Income taxes at statutory rate (34%)		(925)	(1,719)	(1,705)	(3,953)
Adjustments that affect the taxes basis:
Tax incentives		497	565	902	1,059
Equity results		33	22	3	30
Addition (reduction) of tax loss carryforward		(172)	211	(243)	(444)
Reversal of deferred income tax related to Renova Foundation	3 and 23(c)	(1,078)	-	(1,078)	-
Other		(147)	10	(89)	306
Income taxes		(1,792)	(911)	(2,210)	(3,002)
Current tax		(404)	(1,181)	(622)	(1,434)
Deferred tax		(1,388)	270	(1,588)	(1,568)
Income taxes		(1,792)	(911)	(2,210)	(3,002)

b)	Deferred income tax assets and liabilities

	Assets	Liabilities	Deferred taxes, net
Balance at December 31, 2022	10,770	1,413	9,357
Effect in income statement	(1,620)	(32)	(1,588)
Translation adjustment	784	32	752
Other comprehensive income	(30)	(2)	(28)
Balance at June 30, 2023	9,904	1,411	8,493

Balance at December 31, 2021	11,441	1,881	9,560
Effect in income statement	(1,524)	44	(1,568)
Translation adjustment	651	(1)	652
Other comprehensive income	(25)	47	(72)
Transfers between assets and liabilities	(183)	(183)	-
Other	-	(29)	29
Balance at June 30, 2022	10,360	1,759	8,601

c)	Income taxes - Settlement program (“REFIS”)

	June 30, 2023	December 31, 2022
Current liabilities	416	371
Non-current liabilities	1,886	1,869
REFIS liabilities	2,302	2,240

SELIC rate	13.75%	13.75%

The balance is mainly related to the settlement program of claims regarding the collection of income tax and social contribution on equity gains of foreign subsidiaries and affiliates from 2003 to 2012. As of June 30, 2023, this amount bears SELIC interest rate (Special System for Settlement and Custody) and will be paid in monthly installments until October 2028. The impact of the SELIC over the liability is recorded under the Company’s financial results.

d) Uncertain tax positions (“UTP”)

There have not been any relevant developments on matters related to UTP since the financial statements for the year ended December 31, 2022.

e) Recoverable and payable taxes

	June 30, 2023			December 31, 2022
	Current assets	Non-current assets	Current liabilities	Current assets	Non-current assets	Current liabilities
Value-added tax ("ICMS")	279	1	24	261	1	46
Brazilian federal contributions ("PIS" and "COFINS")	917	855	69	690	740	35
Income taxes	296	373	604	309	369	221
Financial compensation for the exploration of mineral resources ("CFEM")	-	-	66	-	-	54
Other	10	-	119	12	-	114
Total	1,502	1,229	882	1,272	1,110	470